Note 1-Description of Business and Accounting Policies: Revenue Recognition (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Revenue Recognition

Revenue Recognition

Revenues are recognized when evidence of an agreement exists, the price is fixed or determinable, collectability is reasonably assured and goods have been delivered or services performed.  The Company is paid revenue from various advertising sources.  Typically advertising revenue is based upon the activity reports received from the advertising brokers and revenue is paid in accordance with the broker agreements at varying intervals from 30 to 75 days following the close of the particular advertising period.  The Company recognizes the revenue, and records the accounts receivable, upon receipt of the activity report from the broker.  In the event payment is not received within 120 days of the due date, the Company with classify such amount as an account where collection is doubtful.  At this time the Company has no reason to believe any accounts are not collectible and therefore no allowance for doubtful accounts has been made at this time for any advertising revenue.